CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Share capital	$ 3,289,497	$ 886,309
Reserves	31,244	28,843
Accumulated other comprehensive income	235,709	14,571
Retained earnings	1,528,481	887,031
Equity, including portion of convertible debt	$ 5,084,931	$ 1,816,754